CONSOLIDATED STATEMENTS OF INCOME(LOSS) AND COMPREHENSIVE INCOME(LOSS) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
CONSOLIDATED STATEMENTS OF INCOME(LOSS) AND COMPREHENSIVE INCOME(LOSS)
Revenue from related parties	¥ 10,808	¥ 15,927	¥ 37,987